Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Cash And Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	January 1,	December 31,
	2021	2021	2022
Cash and deposits for immediate withdrawal	$83,306	$82,302	$78,489
Cash equivalents in NIS-denominated deposit	4,821	5,788	4,573
	$88,127	$88,090	$83,062